Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8:- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2012	2011
Employees and payroll accruals	189	150
Accrued expenses	182	145
Advances from customer	75	-
Related parties	58	5
Government authorities	52	52
Other	45	37
	601	389